Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1	$ 1	$ 1
Prepaid expenses and other current assets	38	38	28
Total current assets	39	39	29
Property and equipment, net	0	1	2
Right-of-use assets (Note 8)	2,229	2,506	3,567
Total assets	2,268	2,546	3,598
Current liabilities
Accounts payable and accrued expenses	1,787	1,648	2,358
Current lease liabilities (Note 8)	1,158	1,138	1,061
Deposits on common stock subscriptions (Note 4)	131	131	131
Stockholder payable (Note 5)	9,959	9,609	8,331
Interest payable (Note 6)	58	51	24
Note payable (Note 6)	318	318	378
Note payable - related party (Note 7)	0	1,284	1,691
Total current liabilities	13,411	14,179	14,291
Long-term liabilities
Note payable - related party (Note 7)	2,212	928	118
Interest payable related party (Note 7)	447	420	317
Note payable (Note 6)	60	60	0
Noncurrent lease liabilities (Note 8)	1,071	1,368	2,506
Total noncurrent liabilities	3,790	2,776	2,624
Total liabilities	17,201	16,955	16,915
Stockholders deficit (Note 4)
Common stock, no par value; 200,000,000 shares authorized; 51,152,134 shares outstanding at March 31, 2024 and December 31, 2023.	16,544	16,544	16,544
Accumulated deficit	(28,759)	(28,241)	(27,182)
Non-controlling interest	(2,718)	(2,712)	(2,679)
Total stockholders deficit	(14,933)	(14,409)	(13,317)
Total liabilities and stockholders deficit	$ 2,268	$ 2,546	$ 3,598